General information and significant accounting policies - Going concern (Details) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 21, 2025 USD ($)	Dec. 31, 2024 USD ($) vessel	Feb. 28, 2025 vessel	Jan. 31, 2025 USD ($)	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
Reduction of carrying amount of our outstanding debt and lease obligations			$ 726,300
Cash and cash equivalents			332,580			$ 355,551	$ 376,870	$ 230,415
Undrawn borrowing facilities			$ 288,200
Number of vessels | vessel			1
Borrowings			$ 861,967			$ 1,588,290
Long-term borrowings | 2025 $500.0 Million Revolving Credit Facility
Disclosure of attribution of expenses by nature to their function [line items]
Number of vessels | vessel				26
Long-term borrowings | Unsecured Senior Notes Due 2030
Disclosure of attribution of expenses by nature to their function [line items]
Undrawn borrowing facilities		$ 200,000			$ 200,000
Repayment Of Debt Obligation | Unsecured Senior Notes Due 2025
Disclosure of attribution of expenses by nature to their function [line items]
Repayments of non-current borrowings	$ 70,600	$ 70,600
Vessels
Disclosure of attribution of expenses by nature to their function [line items]
Number of unencumbered vessels | vessel			27
Number of vessels | vessel			99			111